Condensed Consolidated Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,001,772	$ 1,177,678
Prepaid expenses	239,773	234,959
Total Current Assets	1,241,545	1,412,637
Cash and marketable securities held in Trust Account	207,385,917	207,376,213
TOTAL ASSETS	208,627,462	208,788,850
Current liabilities
Accounts payable and accrued expenses	3,113,505	893,415
Accrued offering costs	0	2,230
Total Current Liabilities	3,113,505	895,645
Warrant liabilities	53,805,433	22,513,065
Deferred underwriting fee payable	7,258,021	7,258,021
Total Liabilities	64,176,959	30,666,731
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 13,945,050 and 17,312,211 shares at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	139,450,500	173,122,110
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	43,531,612	9,860,338
Accumulated deficit	(38,532,806)	(4,861,190)
Total Shareholders' Equity	5,000,003	5,000,009
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	208,627,462	208,788,850
Class A [Member]
Shareholders' Equity
Ordinary shares	679	343
Class B [Member]
Shareholders' Equity
Ordinary shares	$ 518	$ 518